FAIR VALUE MEASUREMENTS, Initial Measurement (FY) (Details) $ in Millions	Sep. 30, 2021 shares	Dec. 31, 2020 $ / shares shares	Nov. 23, 2020 USD ($) $ / shares shares
Fair Value Measurements [Abstract]
Trading days per year	5 years	5 years
Public Warrants [Member]
Warrants [Abstract]
Warrants exercise price (in dollars per share)			$ 1.53
Aggregate value | $			$ 12.8
Private Placement Warrants [Member]
Warrants [Abstract]
Warrants exercise price (in dollars per share)			$ 1.65
Aggregate value | $			$ 8.2
Warrants [Member] | Public Warrants [Member]
Fair Value Measurements [Abstract]
Trading days per year			252 days
Warrants [Member] | Public Warrants [Member] | Risk Free Interest Rate [Member]
Fair Value Measurements [Abstract]
Measurement input			0.0060
Warrants [Member] | Public Warrants [Member] | Expected Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input			0.280
Warrants [Member] | Public Warrants [Member] | Exercise Price [Member]
Fair Value Measurements [Abstract]
Measurement input			11.50
Warrants [Member] | Public Warrants [Member] | Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input			9.23
Warrants [Member] | Private Placement Warrants [Member]
Fair Value Measurements [Abstract]
Trading days per year			252 days
Warrants [Member] | Private Placement Warrants [Member] | Risk Free Interest Rate [Member]
Fair Value Measurements [Abstract]
Measurement input			0.0060
Warrants [Member] | Private Placement Warrants [Member] | Expected Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input			0.280
Warrants [Member] | Private Placement Warrants [Member] | Exercise Price [Member]
Fair Value Measurements [Abstract]
Measurement input			11.50
Warrants [Member] | Private Placement Warrants [Member] | Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input			9.23
Initial Public Offering [Member] | Public Warrants [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares) | shares		0.5	0.5
Warrants [Abstract]
Warrants exercise price (in dollars per share)		$ 11.50
Initial Public Offering [Member] | Common Class A [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares) | shares	1	1	1